Other Receivables and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Other Receivables and Other Payables [Abstract]
Schedule of Prepayments, Deposits & Other Receivables
	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Prepayments, deposits & other receivables
Rental deposit	6,312	6,312	1,412
Utility deposit	5,700	5,700	1,275
Other deposits	1,820	1,820	407
Other receivables	4,500,000	2,089,986	467,517
Prepaid rental of server rooms	1,098,600	—	—
Deferred offering costs	463,642	763,342	170,755
	6,076,074	2,867,160	641,366

Schedule of Accrued Liabilities & Other Payables
	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Accrued liabilities & other payables
Employee benefits payable	691,241	405,792	90,773
Lease payable	1,600	8,757	1,959
Accrued operating expenses	—	749,764	167,718
Utilities fee payable	—	8,424	1,884
	692,841	1,172,737	262,334